Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of impact of adoption
Furthermore, the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of ASC 606 were as follows:
Revenue recognition (continued):

Balance Sheet	Balance at December 31, 2017	Adjustments Due to ASC 606	Balance at January 1, 2018
ASSETS
Non-current Assets
Deferred income taxes	74,299	1,555	75,854
LIABILITIES AND EQUITY
Current liabilities
Accrued payroll and other liabilities	119,088	339	119,427
Non-current liabilities
Accrued payroll and other liabilities	29,366	5,012	34,378
EQUITY
Retained earnings	401,134	(3,796)	397,338

There are no expectations that the adoption of the new revenue standard will have a material impact within the net income on an ongoing basis. The disclosure of the impact of adoption on the consolidated balance sheet and income statements, as of December 31, 2018 and for the fiscal year ended December 31, 2018, is as follows:

	As of December 31, 2018
Balance Sheet	As Reported	Balances Without Adoption of ASC 606	Effect of Change
ASSETS
Non-current Assets
Deferred income taxes	58,334	56,522	1,812
LIABILITIES AND EQUITY
Current liabilities
Accrued payroll and other liabilities	94,166	93,770	396
Non-current liabilities
Accrued payroll and other liabilities	35,322	29,495	5,827
EQUITY
Retained earnings	413,074	417,485	(4,411)

	For the fiscal year ended December 31, 2018
Income Statement	As Reported	Balances Without Adoption of ASC 606	Effect of Change

Revenues from franchised restaurants	148,962	149,834	(872)
Income tax expense	(48,136)	(48,393)	257

Summary of impairment charges
As a result of the impairment testing the Company recorded the following impairment charges, for the markets indicated below, within Other operating (expenses) income, net on the consolidated statements of income:

Fiscal year	Markets	Total
2018	Mexico, Puerto Rico, USVI, Peru, Colombia, Venezuela and Trinidad and Tobago	$18,950
2017	Mexico, Puerto Rico, USVI, Peru, Ecuador, Colombia, Venezuela and Trinidad and Tobago	17,564
2016	Mexico, Puerto Rico, USVI, Peru, Ecuador, Venezuela and Trinidad and Tobago	7,697

Schedule of goodwill impairment
As a result of the analyses performed the Company recorded the following impairment charges, related to goodwill generated in the acquisition of franchised restaurants, for the markets indicated below within Other operating (expenses) income, net on the consolidated statements of income:

Fiscal year	Markets	Total
2018	Peru	$167
2017	Mexico	200
2016	Mexico	5,045